Annual Total Returns - Treasury Only Portfolio [BarChart] - 03.31 FIMM Funds Select Combo PRO-09 - Treasury Only Portfolio - Select Class	May 29, 2021
Bar Chart Table:
Annual Return 2011	0.01%
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.12%
Annual Return 2017	0.66%
Annual Return 2018	1.66%
Annual Return 2019	1.99%
Annual Return 2020	0.33%